Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 2,490,470,178	$ 2,515,843,880	$ 2,384,293,189
Other operating income	38,876,700	25,722,939	14,735,951
Revenues and other operating income	2,529,346,878	2,541,566,819	2,399,029,140
Raw materials and consumables used	(1,521,155,517)	(1,497,419,580)	(1,481,985,559)
Contribution Margin	1,008,191,361	1,044,147,239	917,043,581
Other work performed by the entity and capitalized	14,388,987	16,096,852	21,004,053
Employee benefits expense	(121,503,777)	(124,098,428)	(136,554,721)
Depreciation and amortization expense	(152,684,106)	(161,660,610)	(153,201,662)
Impairment loss recognized in the period’s profit or loss	(7,937,817)	(35,926,710)	3,054,903
Other expenses	(161,824,074)	(170,769,137)	(125,857,397)
Operating Income	578,630,574	567,789,206	525,488,757
Other gains	113,241,196	121,490,062	20,055,745
Financial income	21,662,688	23,105,901	15,270,169
Financial costs	(53,510,882)	(58,199,382)	(66,700,698)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(2,696,904)	7,878,200	8,905,045
Foreign currency exchange differences	8,516,874	12,978,471	(51,277,332)
Gains from indexed assets and liabilities	916,666	1,631,840	4,839,077
Income before taxes	666,760,212	676,674,298	456,580,763
Income tax expense, continuing operations	(143,342,301)	(111,403,182)	(109,612,599)
NET INCOME	523,417,911	565,271,116	346,968,164
Net income attributable to:
Equity owners of Enel Chile	349,382,642	384,159,865	251,838,410
Non-controlling interests	174,035,269	181,111,251	95,129,754
NET INCOME	$ 523,417,911	$ 565,271,116	$ 346,968,164
Basic earnings per share
Basic earnings continuing operations	$ 7.12	$ 7.83	$ 5.13
Basic earnings per share	$ 7.12	$ 7.83	$ 5.13
Weighted average number of shares of common stock	49,092,772,762	49,092,772,762	49,092,772,762
Diluted earnings per share
Diluted earnings continuing operations	$ 7.12	$ 7.83	$ 5.13
Diluted earnings per share	$ 7.12	$ 7.83	$ 5.13
Weighted average number of shares of common stock	49,092,772,762	49,092,772,762	49,092,772,762
Net Income	$ 523,417,911	$ 565,271,116	$ 346,968,164
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Remeasurement losses from defined benefit plans	1,716,875	(6,618,514)	(5,645,532)
Other comprehensive loss that will not be reclassified subsequently to profit or loss	1,716,875	(6,618,514)	(5,645,532)
Components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before taxes
Foreign currency translation gains	(3,686,549)	(3,532,410)	162,373
Gains (losses) from available-for-sale financial assets	1,840	(6,740)	1,077
Share of other comprehensive income (loss) from associates and joint ventures accounted for using the equity method	(1,490)	(11,691,509)	(577,862)
Gains (losses) from cash flow hedges	73,333,487	68,850,275	(137,733,945)
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	24,225,474	20,218,082	15,140,369
Other comprehensive income (loss) that will be reclassified subsequently to profit or loss	93,872,762	73,837,698	(123,007,988)
Other comprehensive income (loss), before taxes	95,589,637	67,219,184	(128,653,520)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	(463,556)	1,786,999	1,325,242
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	(463,556)	1,786,999	1,325,242
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	(25,701,599)	(21,116,232)	31,868,299
Income tax related to available-for-sale financial assets	(497)	1,820	(290)
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	(25,702,096)	(21,114,412)	31,868,009
Total Other Comprehensive Income (Loss)	69,423,985	47,891,771	(95,460,269)
TOTAL COMPREHENSIVE INCOME	592,841,896	613,162,887	251,507,895
Comprehensive income attributable to:
Equity owners of Enel Chile	391,680,966	411,551,269	193,709,073
Non-controlling interests	$ 201,160,930	$ 201,611,618	$ 57,798,822